TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about trade and other receivables
	December 31, 2018	December 31, 2017
Trade receivables	$2,939	$7,679
Value added tax receivable	5,473	4,998
Other	475	2,103
	$8,887	$14,780